Share-based payment arrangements - Long term incentive plan 2015 (Equity-settled) (Details) $ in Thousands		12 Months Ended
	Feb. 12, 2015 shares € / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Expense from share-based payment transactions with employees | $		$ 3,945	$ 2,411	$ 761
Long term incentive plan 2015 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	60.00%
Equity instruments granted (in shares)	65,433
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	40.00%
Vesting period	3 years
Equity instruments granted (in shares)	236,590
Exercise period	13 years
Exercise price, share options granted (in euro per share) | € / shares	€ 10.0475
Expense from share-based payment transactions with employees | $		$ 0	$ 1,800	$ 0
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	60.00%
Equity instruments granted (in shares)	65,433